Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 30% Portfolio
March 31, 2024
VFM30-NPRT1-0524
1.9907351.100
Equity Funds - 33.7%
	Shares	Value ($)
Fidelity Canada Fund (a)	626	42,096
Fidelity Commodity Strategy Fund (a)	227	20,984
Fidelity Contrafund (a)	1,587	30,106
Fidelity Emerging Markets Discovery Fund (a)	1,811	29,776
Fidelity Emerging Markets Fund (a)	7,275	273,746
Fidelity Enhanced International ETF (a)	1,800	51,390
Fidelity Enhanced Large Cap Value ETF (a)	774	22,601
Fidelity Equity-Income Fund (a)	979	71,762
Fidelity Hedged Equity Fund (a)	9,715	116,974
Fidelity Infrastructure Fund (a)	849	10,509
Fidelity International Capital Appreciation Fund (a)	2,488	71,447
Fidelity International Discovery Fund (a)	1,889	92,917
Fidelity International Small Cap Fund (a)	1,075	34,751
Fidelity International Small Cap Opportunities Fund (a)	2,289	47,078
Fidelity International Value Fund (a)	4,434	46,774
Fidelity Japan Smaller Companies Fund (a)	1,437	22,873
Fidelity Low-Priced Stock Fund (a)	1,803	86,041
Fidelity Overseas Fund (a)	5,332	347,075
Fidelity Real Estate Investment Portfolio (a)	1,185	44,737
Fidelity Value Discovery Fund (a)	1,021	38,307
VIP Stock Selector All Cap Portfolio Investor Class (a)	135,027	1,509,601
TOTAL EQUITY FUNDS (Cost $2,683,911)		3,011,545

Fixed-Income Funds - 50.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	11,569	107,824
Fidelity High Income Fund (a)	8,673	66,867
Fidelity Inflation-Protected Bond Index Fund (a)	14,077	127,120
Fidelity Long-Term Treasury Bond Index Fund (a)	4,062	39,563
Fidelity Total Bond Fund (a)	218,498	2,069,179
VIP Investment Grade Bond II Portfolio Investor Class (a)	219,550	2,063,766
TOTAL FIXED-INCOME FUNDS (Cost $4,439,865)		4,474,319

Money Market Funds - 15.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	216,548	216,591
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	1,174,839	1,174,839
TOTAL MONEY MARKET FUNDS (Cost $1,391,430)		1,391,430

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $8,515,206)	8,877,294
NET OTHER ASSETS (LIABILITIES) - 0.6%	54,104
NET ASSETS - 100.0%	8,931,398

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	116,577	114,006	13,992	2,381	-	-	216,591	0.0%
Total	116,577	114,006	13,992	2,381	-	-	216,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	28,857	13,221	1,431	-	(2)	1,451	42,096
Fidelity Commodity Strategy Fund	14,255	6,401	81	-	(2)	411	20,984
Fidelity Contrafund	18,309	8,781	575	16	6	3,585	30,106
Fidelity Emerging Markets Discovery Fund	19,869	10,013	324	-	(3)	221	29,776
Fidelity Emerging Markets Fund	174,641	90,442	2,926	-	117	11,472	273,746
Fidelity Enhanced International ETF	49,847	-	2,154	421	131	3,566	51,390
Fidelity Enhanced Large Cap Value ETF	20,621	654	485	202	29	1,782	22,601
Fidelity Equity-Income Fund	45,419	22,800	1,380	205	20	4,903	71,762
Fidelity Floating Rate High Income Fund	77,140	30,869	384	1,846	2	197	107,824
Fidelity Hedged Equity Fund	77,811	32,026	402	26	2	7,537	116,974
Fidelity High Income Fund	31,212	35,338	230	662	9	538	66,867
Fidelity Inflation-Protected Bond Index Fund	89,094	38,433	483	31	(5)	81	127,120
Fidelity Infrastructure Fund	7,649	2,861	213	-	(2)	214	10,509
Fidelity International Capital Appreciation Fund	48,390	21,173	2,461	-	14	4,331	71,447
Fidelity International Discovery Fund	60,950	27,612	3,120	-	56	7,419	92,917
Fidelity International Small Cap Fund	24,068	10,934	1,195	-	3	941	34,751
Fidelity International Small Cap Opportunities Fund	33,126	14,349	1,628	-	5	1,226	47,078
Fidelity International Value Fund	31,159	14,350	1,555	-	(11)	2,831	46,774
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	823,275	355,871	4,307	12,361	-	-	1,174,839
Fidelity Japan Smaller Companies Fund	15,522	6,401	81	-	5	1,026	22,873
Fidelity Long-Term Treasury Bond Index Fund	54,522	11,339	24,547	366	482	(2,233)	39,563
Fidelity Low-Priced Stock Fund	56,431	25,455	1,688	-	70	5,773	86,041
Fidelity Overseas Fund	233,785	104,246	11,819	-	11	20,852	347,075
Fidelity Real Estate Investment Portfolio	32,574	12,801	161	-	10	(487)	44,737
Fidelity Total Bond Fund	1,464,648	629,754	7,525	17,601	188	(17,886)	2,069,179
Fidelity U.S. Low Volatility Equity Fund	61,462	4,673	67,818	-	3,836	(2,153)	-
Fidelity Value Discovery Fund	24,438	12,435	743	-	20	2,157	38,307
VIP Investment Grade Bond II Portfolio Investor Class	1,459,945	618,410	7,519	1,030	60	(7,130)	2,063,766
VIP Stock Selector All Cap Portfolio Investor Class	978,885	458,174	29,620	-	742	101,420	1,509,601
	6,057,904	2,619,816	176,855	34,767	5,793	154,045	8,660,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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